Fair Value Measurements (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Fair Value Disclosures [Abstract]
Summary of Cash and Cash Equivalents and Investments' Costs, Gross Unrealized Gains (Losses), and Fair Value by Major Security Type Recorded as Cash and Cash Equivalents or Short-Term or Long-Term Investments

The following tables present our cash and cash equivalents and investments’ costs, gross unrealized gains (losses), and fair value by major security type recorded as cash and cash equivalents or short-term or long-term investments as of June 30, 2017 and December 31, 2016 (in thousands):

	As of June 30, 2017
		Gross		Cash and
		Unrealized		Cash	Short-term	Long-term
	Cost	Gains (Losses)	Fair Value	Equivalents	Investments	Investments
Cash	$89,576	$—	$89,576	$89,576	$—	$—

Level 1:
Money market funds	5,840	—	5,840	5,840	—	—

Subtotal	5,840	—	5,840	5,840	—	—

Level 2:
Certificates of deposit	5,894	—	5,894	—	5,894	—
U.S. Treasury and agency bonds	53,554	(65)	53,489	2,999	20,477	30,013
Corporate bonds	27,947	(30)	27,917	—	27,917	—

Subtotal	87,395	(95)	87,300	2,999	54,288	30,013

Level 3	—	—	—	—	—	—

Total	$182,811	$(95)	$182,716	$98,415	$54,288	$30,013

	As of December 31, 2016
		Gross		Cash and
		Unrealized		Cash	Short-term	Long-term
	Cost	Gains (Losses)	Fair Value	Equivalents	Investments	Investments
Cash	$10,499	$—	$10,499	$10,499	$—	$—

Level 1:
Money market funds	20,807	—	20,807	20,807	—	—

Subtotal	20,807	—	20,807	20,807	—	—

Level 2:			—
Certificates of deposit	10,552	—	10,552	—	10,552	—
Corporate bonds	10,770	72	10,842	—	10,842	—

Subtotal	21,322	72	21,394	—	21,394	—

Level 3	—	—	—	—	—	—

Total	$52,628	$72	$52,700	$31,306	$21,394	$—

 The following tables present our cash and cash equivalents and investments’ costs, gross unrealized losses, and fair value by major security type recorded as cash and cash equivalents or short-term or long-term investments as of December 31, 2015 and 2016 (in thousands):

	As of December 31, 2015
	Cost	Gross Unrealized Losses	Fair Value	Cash and Cash Equivalents	Short-term Investments	Long-term Investments
Cash	$853	$—	$853	$853	$—	$—

Level 1:
Money market funds	15,216	—	15,216	15,216	—	—

Subtotal	15,216	—	15,216	15,216	—	—

Level 2:
Certificates of deposit	26,442	—	26,442	8,710	7,146	10,586
Corporate bonds	18,713	(81)	18,632	—	7,645	10,987

Subtotal	45,155	(81)	45,074	8,710	14,791	21,573

Level 3	—	—	—	—	—	—

Total	$61,224	$(81)	$61,143	$24,779	$14,791	$21,573

	As of December 31, 2016
	Cost	Gross Unrealized Losses	Fair Value	Cash and Cash Equivalents	Short-term Investments	Long-term Investments
Cash	$10,499	$—	$10,499	$10,499	$—	$—

Level 1:
Money market funds	20,807	—	20,807	20,807	—	—

Subtotal	20,807	—	20,807	20,807	—	—

Level 2:
Certificates of deposit	10,552	—	10,552	—	10,552	—
Corporate bonds	10,770	72	10,842	—	10,842	—

Subtotal	21,322	72	21,394	—	21,394	—

Level 3	—	—	—	—	—	—

Total	$52,628	$72	$52,700	$31,306	$21,394	$—

Reconciliation of Beginning and Ending Balances of Acquisition-Related Accrued Contingent Consideration

The following table presents a reconciliation of the beginning and ending balances of acquisition-related accrued contingent consideration using significant unobservable inputs (Level 3) for the six months ended June 30, 2017 (in thousands):

	Six Months Ended June 30,
	2017	2016
Beginning balance	$—	$—
Obligations assumed	1,160	—
Change in fair value	158	—

Ending balance	$1,318	$—